ASSETS AND LIABILITIES HELD FOR SALE - Disposal of senegal assets (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 25, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents		$ 347.5	$ 367.1	$ 407.8
Property, plant and equipment		4,269.4	3,496.5
Other non-current assets		135.7	76.3
Accounts payable and accrued liabilities		(264.8)	(317.6)
Non-controlling interests		64.0	58.1
Total Assets of IAMGOLD		5,374.4	4,537.9
Pre-tax gain on sale of Senegal Assets		0.0	6.3
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total Assets of IAMGOLD		$ 0.0	34.6
Pre-tax gain on sale of Senegal Assets			$ 6.3
Discontinued operations | Senegal Assets
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds	$ 197.6
Transaction costs	(3.7)
Proceeds received on closing	193.9
Pre-tax gain on sale of Senegal Assets	109.1
Discontinued operations | Senegal Assets | Assets and liabilities classified as held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	1.4
Property, plant and equipment	83.3
Other non-current assets	1.1
Accounts payable and accrued liabilities	(0.6)
Assets (liabilities)	85.2
Non-controlling interests	(0.4)
Total Assets of IAMGOLD	$ 84.8